Subsequent Events (Details)					1 Months Ended						3 Months Ended			12 Months Ended
	Jun. 02, 2020 USD ($) $ / shares shares	Apr. 03, 2020 USD ($)	Apr. 02, 2020 USD ($) shares	Mar. 13, 2020 USD ($) $ / shares	Jun. 15, 2020	Apr. 27, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 30, 2020 USD ($)	Mar. 19, 2020 USD ($)	May 30, 2019 shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 19, 2020 USD ($)	May 05, 2020 USD ($)
Subsequent Event [Line Items]
Proceeds from convertible debt											$ 467,000			$ 1,275,000	$ 2,500,000
Issuance of common stock upon note conversions shares | shares										2,179,622
Debt instrument amount													$ 5,000,000
Proceeds from advance notes													$ 900,000	$ 2,050,000	$ 925,000
Non Qualified Financing [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt											$ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of prospective investor					17
Shares sought in private placement																$ 4,000,000
Subsequent Event [Member] | 2020 Private Placement [Member]
Subsequent Event [Line Items]
Issuance and sold common stock | shares	82,528,718
Purchase Price per share | $ / shares	$ 0.87
Aggregate gross Proceeds	$ 71,800,000
Subsequent Event [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Interest rate						7.00%
Debt instrument amount						$ 350,000
Maturity Date						Dec. 31, 2020
Subsequent Event [Member] | 2020 CARES Act [Member]
Subsequent Event [Line Items]
Amount received under paycheck Protection Plan loan																	$ 83,000
Subsequent Event [Member] | 2018 convertible notes [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt		$ 600,000
Subsequent Event [Member] | 2019 convertible notes [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt		$ 1,200,000
Subsequent Event [Member] | Cheval Holdings [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Debt instrument amount						$ 100,000
Subsequent Event [Member] | Nomis Bay LTD [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Debt instrument amount						$ 250,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt			$ 4,300,000				$ 2,600,000
Issuance of common stock upon note conversions shares | shares			11,989,578				7,131,942
Subsequent Event [Member] | Convertible Promissory Note [Member] | Cheval Holdings [Member]
Subsequent Event [Line Items]
Issuance of common stock upon note conversions shares | shares			1,583,333				1,583,333
Subsequent Event [Member] | Bona Fide Financing Transaction [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Interest rate						10.00%
Proceeds from advance notes						$ 10,000,000
Subsequent Event [Member] | Convertible redeemable promissory note [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt								$ 448,333.33
Interest rate				7.00%					7.00%
Maturity Date				Mar. 13, 2021					Mar. 19, 2021
Debt discount				$ 33,000					$ 18,833.33
Common stock conversion price | $ / shares				$ 0.25
Percentage of conversion price				68.00%
Common stock closing price | $ / shares				$ 0.30
Amount of Fixed monthly amortizing payments				$ 25,000